Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Reserves
Reconciliation of reserves

	2018	2017	2016
	$m	$m	$m
Cumulative translation differences included within retained earnings
At 1 January	(1,017)	(2,028)	(372)
Foreign exchange arising on consolidation	(450)	536	(1,050)
Exchange adjustments on goodwill (recorded against other reserves)	(12)	18	(11)
Foreign exchange arising on designating borrowings in net investment hedges[1]	(520)	505	(591)
Fair value movement on derivatives designated in net investment hedges[2]	(8)	(48)	(4)
Net exchange movement in retained earnings	(990)	1,011	(1,656)
At 31 December	(2,007)	(1,017)	(2,028)
1.

Foreign exchange arising on designated borrowings in net investment hedges includes $45m in respect of designated bonds and $(565)m in respect of designated contingent consideration liabilities. The change in value of designated bonds relates to $25m in respect of our £350m 5.75% 2031 non-callable bond and $20m in respect of a €450m portion of our €750m 0.875% 2021 non-callable bond. The change in value of designated contingent consideration liabilities relates to $(358)m in respect of BMS’ share of Global Diabetes Alliance, $(32)m in respect of Almirall and $(6)m in respect of Definiens and $(169)m in relation to the put option liability in Acerta Pharma.

2.

Fair value movement on derivatives designated in net investment hedges comprises $(13)m in respect of our $750m Japanese yen to US dollar cross currency interest rate swap, $(1)m in respect of our $69m Chinese renminbi to US dollar cross currency interest rate swap and $6m in respect of our matured $151m Chinese renminbi to US dollar cross currency interest rate swap.